OAK ASSOCIATES FUNDS

                          WHITE OAK SELECT GROWTH FUND
                            ROCK OAK CORE GROWTH FUND
                          PIN OAK AGGRESSIVE STOCK FUND
                         RED OAK TECHNOLOGY SELECT FUND
                       BLACK OAK EMERGING TECHNOLOGY FUND
                          LIVE OAK HEALTH SCIENCES FUND

                          SUPPLEMENT DATED MAY 12, 2005
                      TO THE PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

The information provided in the section entitled "Portfolio Managers" beginning on page 20 of the Prospectus is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

James D. Oelschlager has served as President of the Adviser and its predecessor since 1985. He serves as a co-manager of the White Oak Select Growth Fund and the Pin Oak Aggressive Stock Fund and has managed each Fund since its inception. In addition, Mr. Oelschlager has served as a co-manager for the Red Oak Technology Select Fund, the Black Oak Emerging Technology Fund and the Rock Oak Core Growth Fund since each Fund's inception. Prior to founding Oak Associates, ltd., Mr. Oelschlager served as Director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company. He has more than 36 years of investment experience.

Edward E. Yardeni, PhD, has served as Chief Investment Strategist of the Adviser since September 2004. He has served as a co-manager of the Rock Oak Core Growth Fund since its inception. Prior to joining the Adviser, Dr. Yardeni served as Chief Investment Strategist and Managing Director of Prudential Equity Group, LLC from April 2002 to September 2004. From March 1991 to April 2002, Dr. Yardeni served as Chief Investment Strategist for Deutsche Bank. He has more than 25 years of investment experience.

Donna L. Barton has served as a Securities Trader for the Adviser and its predecessor since 1985. She has served as a co-manager for the White Oak Select Growth Fund and the Pin Oak Aggressive Stock Fund since May 2005. She has more than 26 years of investment experience.

Jeffrey B. Travis, CFA, has served as an Equity Research Analyst for the Adviser since 1997. He has served as a co-manager of the Black Oak Emerging Technology Fund since July 2002 and the Red Oak Technology Select Fund since May 2005. Mr. Travis holds a B.A. in Economics from Denison University and an M.B.A. from the Weatherhead School of Management at Case Western Reserve University. He has more than 8 years of investment experience.

Mark W. Oelschlager, CFA, has served as an Equity Research Analyst for the Adviser since 2000 and has served as a co-manager of the Live Oak Health Sciences Fund since its inception and the Pin Oak Aggressive Stock Fund since May 2005. Prior to joining the Adviser, he worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. He has more than 11 years of investment experience.

Brandi K. Allen has served as an Equity Research Analyst for the Adviser since 1997 and has served as a co-manager of the Live Oak Health Sciences Fund since its inception. She has more than 8 years of investment experience.

Robert D. Stimpson, CFA, has served as an Equity Research Analyst for the Adviser since 2001 and has served as a co-manager of the Rock Oak Core Growth Fund since its inception and the White Oak Select Growth Fund since May 2005. Prior to joining the Adviser, Mr. Stimpson served as an Equity Market Analyst for I.D.E.A., ltd. from 1997 to 1999. From 1999 to 2001, Mr. Stimpson attended Emory University in Atlanta, Georgia and earned his M.B.A. He has more than 9 years of investment experience.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

                ------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                OAK-F-012-01000

                              OAK ASSOCIATES FUNDS

                          WHITE OAK SELECT GROWTH FUND
                            ROCK OAK CORE GROWTH FUND
                          PIN OAK AGGRESSIVE STOCK FUND
                         RED OAK TECHNOLOGY SELECT FUND
                       BLACK OAK EMERGING TECHNOLOGY FUND
                          LIVE OAK HEALTH SCIENCES FUND

                          SUPPLEMENT DATED MAY 12, 2005
      TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

o The information provided under the heading "The Adviser" in the section entitled "INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER" beginning on page S-18 of the SAI is hereby deleted and replaced with the following:

         INVESTMENT MANAGEMENT PERSONNEL OF THE ADVISER. Mr. James D. Oelschlager, President of the Adviser and its predecessor since 1985, serves as co-manager of the White Oak Fund and the Pin Oak Fund (and their predecessor funds) and has managed each Fund since its inception. In addition, Mr. Oelschlager has co-managed the Red Oak Fund, Black Oak Fund and Rock Oak Fund since each Fund's inception.

         Edward E. Yardeni, PhD, has served as Chief Investment Strategist of the Adviser since September 2004. He has co-managed the Rock Oak Fund since inception. Prior to joining the Adviser, Mr. Yardeni served as Chief Investment Strategist and Managing Director of Prudential Equity Group, LLC from April 2002 to September 2004. From March 1991 to April 2002 Mr. Yardeni served as Chief Investment Strategist for Deutsche Bank. Mr. Yardeni earned a BA from Cornell University and a BA and PhD from Yale University.

         Mark W. Oelschlager has served as an Equity Research Analyst at the Adviser since 2000 and has co-managed the Live Oak Fund since inception and the Pin Oak Fund since May 2005. Prior to joining the Adviser, Mr. Oelschlager worked as an Equity Securities Analyst for the State Teachers Retirement System of Ohio from 1996 to 2000. Mr. Oelschlager earned a BA in Economics from Trinity College and an MBA in Finance from Ohio State's Fisher College of Business. In 1999, Mr. Oelschlager earned the Chartered Financial Analyst designation.

         Jeffrey B. Travis has served as an Equity Research Analyst at the Adviser since 1997. He has co-managed the Black Oak Fund since July 2002 and the Red Oak Fund since May 2005. Mr. Travis holds a BA in Economics from Denison University and an MBA from the Weatherhead School of Management at Case Western Reserve University. In 2004, Mr. Travis earned the Chartered Financial Analyst designation.

         Brandi K. Allen has served as an Equity Research Analyst at the Adviser since 1997 and has co-managed the Live Oak Fund since inception. She received a BBA in Finance from Ohio University and earned an MBA from Case Western Reserve University's Weatherhead School of Management.

         Donna L. Barton has served as a Securities Trader at the Adviser and its predecessor since 1985. She has served as a co-manager for the White Oak Fund and the Pin Oak Fund since May 2005.

         Robert D. Stimpson has served as an Equity Research Analyst for the Adviser since 2001 and has co-managed the Rock Oak Fund since inception and the White Oak Fund since May 2005. Prior to joining the Adviser, Mr. Stimpson served as an Equity Market Analyst for I.D.E.A., ltd. from 1997 to 1999. Mr. Stimpson earned a BA in International Studies from Dickinson College and an MBA from Emory University. In 2003, Mr. Stimpson earned the Chartered Financial Analyst designation.

o The information provided under the heading "The Portfolio Managers" in the sections entitled "FUND SHARES OWNED BY PORTFOLIO MANAGERS" and "OTHER ACCOUNTS" beginning on page S-20 of the SAI is hereby deleted and replaced with the following:

         FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

         -------------------------------------------------- ---------------------------------------------------
         Name                                                       Dollar Range of Fund Shares*
         -------------------------------------------------- ---------------------------------------------------
                                                                       Over $1,000,000 (White Oak Fund)
                                                                     Over $1,000,000 (Rock Oak Fund)**
         James D. Oelschlager                                          Over $1,000,000 (Pin Oak Fund)
                                                                       Over $1,000,000 (Red Oak Fund)
                                                                      Over $1,000,000 (Black Oak Fund)
         -------------------------------------------------- ---------------------------------------------------
         Edward E. Yardeni                                         $100,001 - $500,000 (Rock Oak Fund)**
         -------------------------------------------------- ---------------------------------------------------
                                                                   $100,001 - $500,000 (Pin Oak Fund)***
         Mark W. Oelschlager                                         $10,001 - $50,000 (Live Oak Fund)
         -------------------------------------------------- ---------------------------------------------------
                                                                       $1 - $10,000 (Red Oak Fund)***
         Jeffrey B. Travis                                          $50,001 - $100,000 (Black Oak Fund)
         -------------------------------------------------- ---------------------------------------------------
         Brandi K. Allen                                             $10,001 - $50,000 (Live Oak Fund)
         -------------------------------------------------- ---------------------------------------------------
                                                                    $100,001 - $500,000 (White Oak Fund)
         Donna L. Barton                                             $100,001 - $500,000 (Pin Oak Fund)
         -------------------------------------------------- ---------------------------------------------------
                                                                          None (White Oak Fund)***
         Robert D. Stimpson                                            $1 - $10,000 (Rock Oak Fund)**
         -------------------------------------------------- ---------------------------------------------------

         *    Except as otherwise noted, the valuation date is October 31, 2004.
         **   Valuation date is January 31, 2005.
         ***  Valuation date is May 10, 2005.

         OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of October 31, 2004.

------------------ --------------------------------- ----------------------------------- ----------------------------------
                              Registered                        Other Pooled
      Name               Investment Companies               Investment Vehicles                   Other Accounts
------------------ --------------------------------- ----------------------------------- ----------------------------------
                    Number of       Total Assets       Number of        Total Assets        Number of       Total Assets
                     Accounts                           Accounts                            Accounts
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
James D.                8           $378,607,000           1            $400,800,000           748         6,873,300,000
Oelschlager
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Edward E. Yardeni       0               None               0                None                0               None
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Mark W.                 0               None               0                None                0               None
Oelschlager
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Jeffrey B. Travis       0               None               0                None                0               None
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Brandi K. Allen         0               None               0                None                0               None
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Donna L. Barton         0               None               0                None                0               None
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------
Robert D.               0               None               0                None                0               None
Stimpson
------------------ ------------- ------------------- --------------- ------------------- ---------------- -----------------


                 -----------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 OAK-F-013-01000